Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment at May 31, 2022 and August 31, 2021 consisted of the following:

	May 31,	August 31,
	2022	2021
Land	$474,600	$475,020
Building	3,559,500	3,562,650
Leasehold improvements	861,188	691,318
Clinical equipment	1,973,582	1,875,537
Computer equipment	27,116	24,679
Office equipment	49,842	46,510
Furniture and fixtures	40,983	41,019
	6,986,811	6,716,733
Accumulated depreciation	(1,055,128)	(646,442)
Total	$5,931,683	$6,070,291

Property and equipment at August 31, 2021 and 2020 consisted of the following:

	2021	2020
Land	$475,020	$-
Building	3,562,650	-
Leasehold improvements	691,318	465,857
Clinical equipment	1,875,537	301,337
Computer equipment	24,679	23,921
Office equipment	46,510	29,229
Furniture and fixtures	41,019	39,760
	6,716,733	860,104
Accumulated depreciation	(646,442)	(506,444)
Total	$6,070,291	$353,660